Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 26,537	$ 41,870	$ 41,951
Prepaid expenses	1,925	22,770	2,334
Other receivable	10,000	10,000	10,000
Total current assets	38,462	74,640	54,285
Operating lease right of use asset		60,357	415,285
Total Assets	38,462	134,997	469,570
Current Liabilities
Accounts payable	166,814	174,475	48,149
Accrued liabilities	790,668	714,986	335,377
Loans payable, net discount of $3,948 and 23,094	420,202	398,246	28,000
Convertible notes, net discount of $11,105 and $18,070	152,797	145,830	135,900
Derivative liabilities	26,607	32,241
Operating lease liabilities - current		62,323	364,738
Total Current Liabilities	2,591,498	2,557,636	1,903,674
Operating lease liabilities - noncurrent			62,323
Total Liabilities	2,591,498	2,557,636	1,965,997
Preferred stock: 10,000,000 authorized; $0.001 par value 0 shares issued and outstanding
Common stock: 100,000,000 authorized; $0.001 par value 88,579,434 shares issued and outstanding	88,580	88,580	88,513
Additional paid in capital	1,415,447	1,415,447	1,294,764
Subscription received - shares to be issued	60,000	60,000
Accumulated deficit	(4,117,063)	(3,986,666)	(2,879,704)
Total Stockholders’ Deficit	(2,553,036)	(2,422,639)	(1,496,427)
Total Liabilities and Stockholders’ Deficit	38,462	134,997	469,570
Related Party [Member]
Current Liabilities
Due to related party	3,275	3,275	3,275
Notes payable - related parties	$ 1,031,135	$ 1,026,260	$ 988,235